Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Issuance expenses related to exercise of warrant	$ 386	$ 980
Issuance expenses related to issuance of ordinary shares and warrants	$ 973	$ 1,307